SCHEDULE OF CURRENT LEGAL PROCEEDINGS (Details) ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 CNY (¥)
Recorded in Account Payable	$ 3,229,093	$ 3,025,277				¥ 22.1
Recorded in Accrued legal expenses	$ 2,849,585	$ 2,750,033		¥ 20.1
Wang Zhangang [Member]
Plaintiff	Wang Zhangang	Wang Zhangang		Wang Zhangang
Defendant	Zibo Jingyang, Ganzhou Zhangyang	Zibo Yipeng, Ganzhou Yipeng		Zibo Yipeng, Ganzhou Yipeng
Cause of Action	Labor disputes	Labor disputes		Labor disputes
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 3,909	$ 3,836
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Zhangdian District Labor Dispute Arbitration Committee	Zhangdian District Labor Dispute Arbitration Committee		Zhangdian District Labor Dispute Arbitration Committee
Shenzhen Haiying Science & Technology Co., Ltd. [Member]
Plaintiff	Shenzhen Haiying Science & Technology Co., Ltd.	Shenzhen Haiying Science & Technology Co., Ltd.		Shenzhen Haiying Science & Technology Co., Ltd.
Defendant	Huizhou Jingyang, Ganzhou Zhangyang	Huizhou Yipeng, Ganzhou Yipeng		Huizhou Yipeng, Ganzhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 37,680	$ 5,351
Recorded in Accrued legal expenses	$ 6,672	$ 38,177
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Shenzhen Futian District People’s Court	Shenzhen Futian District People’s Court		Shenzhen Futian District People’s Court
Suzhou Industrial Park Deyanfu Mechanical Equipment Co Ltd [Member]
Plaintiff	Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.	Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.		Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.
Defendant	Huizhou Jingyang	Huizhou Yipeng		Huizhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 1,117	$ 1,096
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Suzhou Industrial Park People’s Court	Suzhou Industrial Park People’s Court		Suzhou Industrial Park People’s Court
Ganzhou Dari Mechanical And Electrical Equipment Co Ltd [Member]
Plaintiff	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.		Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.
Defendant	Ganzhou Zhangyang	Ganzhou Yipeng		Ganzhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 37,691
Recorded in Accrued legal expenses		$ 10,652
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court		Ganzhou Economic and Technological Development Zone People’s Court
Ganzhou Dari Mechanical And Electrical Equipment Co Ltd One [Member]
Plaintiff	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.		Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.
Defendant	Huizhou Jingyang	Huizhou Yipeng		Huizhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 14,056
Recorded in Accrued legal expenses	$ 30,481	$ 8,496
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court	Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court		Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Kaifu Mechanical And Electrical Equipment Co Ltd [Member]
Plaintiff	Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.	Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.		Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.
Defendant	Ganzhou Zhangyang	Ganzhou Yipeng		Ganzhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 20,102
Recorded in Accrued legal expenses		$ 19,728
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Longgang District People’s Court	Longgang District People’s Court		Longgang District People’s Court
Shenzhen Yuqiang New Materials Co Ltd Zhongshan Branch [Member]
Plaintiff	Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch	Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch		Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch
Defendant	Ganzhou Zhangyang	Ganzhou Yipeng		Ganzhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 10,965	$ 10,761
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Zhongshan City Second People’s Court	Zhongshan City Second People’s Court		Zhongshan City Second People’s Court
Deng Yongbo [Member]
Plaintiff	Deng Yongbo	Deng Yongbo		Deng Yongbo
Defendant	Huizhou Jingyang	Huizhou Yipeng		Huizhou Yipeng
Cause of Action	Labor disputes	Labor disputes		Labor disputes
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 11,402
Recorded in Accrued legal expenses	$ 22,565	$ 33,336
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee	Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee		Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee
Shenzhen Kuayue Express Co Ltd [Member]
Plaintiff	Shenzhen Kuayue Express Co., Ltd.	Shenzhen Kuayue Express Co., Ltd.		Shenzhen Kuayue Express Co., Ltd.
Defendant	Yilon Energy, Huizhou Jingyang	Yilon Energy, Huizhou Yipeng		Yilon Energy, Huizhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 10,746	$ 10,546
Recorded in Accrued legal expenses	$ 3,856	$ 3,784
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Shenzhen Bao’an District People’s Court	Shenzhen Bao’an District People’s Court		Shenzhen Bao’an District People’s Court
Shenzhen Jintongda Machinery Co Ltd [Member]
Plaintiff	Shenzhen Jintongda Machinery Co., Ltd.	Shenzhen Jintongda Machinery Co., Ltd.		Shenzhen Jintongda Machinery Co., Ltd.
Defendant	Ganzhou Zhangyang	Ganzhou Yipeng		Ganzhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 45,598	$ 44,750
Recorded in Accrued legal expenses	$ 8,389	$ 10,061
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court		Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Haizhuolian Mechanical And Electrical Equipment Co Ltd Ganzhou Branch [Member]
Plaintiff		Shenzhen Haizhuolian Mechanical and Electrical Equipment Co., Ltd., Ganzhou Branch		Shenzhen Haizhuolian Mechanical and Electrical Equipment Co., Ltd., Ganzhou Branch
Defendant		Ganzhou Yipeng		Ganzhou Yipeng
Cause of Action		Contractual Dispute		Contractual Dispute
Status		Judgment effected		Judgment effected
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 5,480
Status of Subsequent Updates to the Filing Date		No change		No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court		Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Fengshengyuan Technology Co Ltd [Member]
Plaintiff	Shenzhen Fengshengyuan Technology Co., Ltd.	Shenzhen Fengshengyuan Technology Co., Ltd.		Shenzhen Fengshengyuan Technology Co., Ltd.
Defendant	Huizhou Jingyang	Huizhou Yipeng		Huizhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 14,300	$ 14,034
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Guangzhou Intermediate People’s Court	Guangzhou Intermediate People’s Court		Guangzhou Intermediate People’s Court
Shandong Chuangying Flooring Engineering Co Ltd [Member]
Plaintiff	Shandong Chuangying Flooring Engineering Co., Ltd.	Shandong Chuangying Flooring Engineering Co., Ltd.		Shandong Chuangying Flooring Engineering Co., Ltd.
Defendant	Zibo Jingyang, Huizhou Jingyang	Zibo Yipeng, Huizhou Yipeng		Zibo Yipeng, Huizhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 1,674
Recorded in Accrued legal expenses	$ 901	$ 2,614
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Zibo Zhangdian District People’s Court Fengshui Tribunal	Zibo Zhangdian District People’s Court Fengshui Tribunal		Zibo Zhangdian District People’s Court Fengshui Tribunal
Amphenol Automotive Connection Systems Changzhou Co Ltd [Member]
Plaintiff	Amphenol Automotive Connection Systems Changzhou Co., Ltd.	Amphenol Automotive Connection Systems Changzhou Co., Ltd.		Amphenol Automotive Connection Systems Changzhou Co., Ltd.
Defendant	Huizhou Jingyang	Huizhou Yipeng		Huizhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 11,284	$ 11,074
Recorded in Accrued legal expenses		$ 897
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Changzhou Xinbei District People’s Court	Changzhou Xinbei District People’s Court		Changzhou Xinbei District People’s Court
Lanzhou Electric Motor Co Ltd Companies [Member]
Plaintiff	Lanzhou Electric Motor Co., Ltd. Companies	Lanzhou Electric Motor Co., Ltd. Companies(i)	[1]	Lanzhou Electric Motor Co., Ltd. Companies(i)	[1]
Defendant	Ganzhou Zhangyang	Ganzhou Yipeng	[1]	Ganzhou Yipeng	[1]
Cause of Action	Contractual Dispute	Contractual Dispute	[1]	Contractual Dispute	[1]
Status	Case applying for preservation	Case applying for preservation	[1]	Case applying for preservation	[1]
Recorded in Account Payable	$ 2,801,775	$ 2,877,443	[1]
Recorded in Accrued legal expenses	$ 576,551	$ 357,459	[1]
Status of Subsequent Updates to the Filing Date	No change	No change	[1]	No change	[1]
Name of the Court	Lanzhou New District People’s Court	Lanzhou New District People’s Court	[1]	Lanzhou New District People’s Court	[1]
Shenzhen Lingyueda Technology Co Ltd [Member]
Plaintiff	Shenzhen Lingyueda Technology Co., Ltd.	Shenzhen Lingyueda Technology Co., Ltd.		Shenzhen Lingyueda Technology Co., Ltd.
Defendant	Huizhou Jingyang	Huizhou Yipeng		Huizhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 14,204	$ 13,940
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Shenzhen Guangming District People’s Court	Shenzhen Guangming District People’s Court		Shenzhen Guangming District People’s Court
Cixi Saiside Environmental Protection Technology Co Ltd [Member]
Plaintiff		Cixi Saiside Environmental Protection Technology Co., Ltd.		Cixi Saiside Environmental Protection Technology Co., Ltd.
Defendant		Ganzhou Yipeng		Ganzhou Yipeng
Cause of Action		Contractual Dispute		Contractual Dispute
Status		Case applying for preservation		Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 10,960
Status of Subsequent Updates to the Filing Date		No change		No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court		Ganzhou Economic and Technological Development Zone People’s Court
Suzhou Qinglizi New Energy Technology Co Ltd [Member]
Plaintiff	Suzhou Qinglizi New Energy Technology Co., Ltd.	Suzhou Qinglizi New Energy Technology Co., Ltd.		Suzhou Qinglizi New Energy Technology Co., Ltd.
Defendant	Ganzhou Zhangyang, Huizhou Jingyang	Ganzhou Yipeng, Huizhou Yipeng		Ganzhou Yipeng, Huizhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 9,844	$ 9,661
Recorded in Accrued legal expenses		$ 513
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Taicang District People’s Court	Taicang District People’s Court		Taicang District People’s Court
Yutong Bus Co Ltd [Member]
Plaintiff	Yutong Bus Co., Ltd.	Yutong Bus Co., Ltd.(ii)	[2]	Yutong Bus Co., Ltd.(ii)	[2]
Defendant	Huizhou Jingyang & Elong Power (Ganzhou)	Huizhou Yipeng & Elong Power (Ganzhou)	[2]	Huizhou Yipeng & Elong Power (Ganzhou)	[2]
Cause of Action	Contractual Dispute	Contractual Dispute	[2]	Contractual Dispute	[2]
Status	Case applying for preservation	Case applying for preservation	[2]	Case applying for preservation	[2]
Recorded in Account Payable			[2]
Recorded in Accrued legal expenses	$ 438,768	$ 430,611	[2]
Status of Subsequent Updates to the Filing Date	No change	No change	[2]	No change	[2]
Name of the Court	Zhengzhou Guancheng District People’s Court	Zhengzhou Guancheng District People’s Court	[2]	Zhengzhou Guancheng District People’s Court	[2]
Ganzhou Tongcheng Hardware And Electrical Co Ltd [Member]
Plaintiff	Ganzhou Tongcheng Hardware & Electrical Co., Ltd.	Ganzhou Tongcheng Hardware & Electrical Co., Ltd.		Ganzhou Tongcheng Hardware & Electrical Co., Ltd.
Defendant	Ganzhou Zhangyang	Ganzhou Yipeng		Ganzhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 16,006	$ 15,708
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court		Ganzhou Economic and Technological Development Zone People’s Court
Lanjun Hardware And Electrical Co Ltd [Member]
Plaintiff	Lanjun Hardware & Electrical Co., Ltd.	Lanjun Hardware & Electrical Co., Ltd.		Lanjun Hardware & Electrical Co., Ltd.
Defendant	Huizhou Jingyang	Huizhou Yipeng		Huizhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 2,540	$ 2,486
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court		Ganzhou Economic and Technological Development Zone People’s Court
Ganzhou Jiankong Investment Holding Group Co Ltd [Member]
Plaintiff	Ganzhou Jiankong Investment Holding Group Co., Ltd.	Ganzhou Jiankong Investment Holding Group Co., Ltd.		Ganzhou Jiankong Investment Holding Group Co., Ltd.
Defendant	Ganzhou Zhangyang	Ganzhou Yipeng		Ganzhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 1,188
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court		Ganzhou Economic and Technological Development Zone People’s Court
Xianning Fengdan Public Transport Holding Co Ltd [Member]
Plaintiff	Xianning Fengdan Public Transport Holding Co., Ltd.	Xianning Fengdan Public Transport Holding Co., Ltd.(iii)	[3]	Xianning Fengdan Public Transport Holding Co., Ltd.(iii)	[3]
Defendant	Ganzhou Zhangyang, Huizhou Jingyang	Ganzhou Yipeng, Huizhou Yipeng	[3]	Ganzhou Yipeng, Huizhou Yipeng	[3]
Cause of Action	Contractual Dispute	Contractual Dispute	[3]	Contractual Dispute	[3]
Status	Judgment effected	Judgment effected	[3]	Judgment effected	[3]
Recorded in Account Payable			[3]
Recorded in Accrued legal expenses	$ 906,103	$ 1,021,879	[3]
Status of Subsequent Updates to the Filing Date	No change	No change	[3]	No change	[3]
Name of the Court	Xianning Xianning District People’s Court	Xianning Xianning District People’s Court	[3]	Xianning Xianning District People’s Court	[3]
Ganzhou Gert Machinery Co Ltd [Member]
Plaintiff	Ganzhou Gert Machinery Co., Ltd.	Ganzhou Gert Machinery Co., Ltd.		Ganzhou Gert Machinery Co., Ltd.
Defendant	Ganzhou Zhangyang	Ganzhou Yipeng		Ganzhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 4,934	$ 4,842
Recorded in Accrued legal expenses	$ 36
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court		Ganzhou Economic and Technological Development Zone People’s Court
Connet Changzhou Intelligent Technology Co Ltd [Member]
Plaintiff	Connet (Changzhou) Intelligent Technology Co., Ltd.	Connet (Changzhou) Intelligent Technology Co., Ltd.		Connet (Changzhou) Intelligent Technology Co., Ltd.
Defendant	Huizhou Jingyang	Huizhou Yipeng		Huizhou Yipeng
Cause of Action	Contractual Dispute	Contractual Dispute		Contractual Dispute
Status	Case applying for preservation	Case applying for preservation		Case applying for preservation
Recorded in Account Payable	$ 4,769	$ 4,681
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date	No change	No change		No change
Name of the Court	Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court		Ganzhou Economic and Technological Development Zone People’s Court
Xiamen Kinglong Travel Vehicle Co Ltd Lin Zhengbin Tongcheng Zhilian Shenzhen Technology Co Ltd [Member]
Plaintiff		Xiamen Kinglong Travel Vehicle Co., Ltd., Lin Zhengbin, Tongcheng Zhilian (Shenzhen) Technology Co., Ltd.		Xiamen Kinglong Travel Vehicle Co., Ltd., Lin Zhengbin, Tongcheng Zhilian (Shenzhen) Technology Co., Ltd.
Defendant		Huizhou Yipeng		Huizhou Yipeng
Cause of Action		Contractual Dispute		Contractual Dispute
Status		Case applying for preservation		Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change		No change
Name of the Court		Shenzhen Intermediate People’s Court		Shenzhen Intermediate People’s Court
Chery Wanda Guizhou Bus Co Ltd [Member]
Plaintiff	Chery Wanda Guizhou Bus Co., Ltd.	Chery Wanda Guizhou Bus Co., Ltd.(iv)	[4]	Chery Wanda Guizhou Bus Co., Ltd.(iv)	[4]
Defendant	Huizhou Jingyang	Huizhou Yipeng	[4]	Huizhou Yipeng	[4]
Cause of Action	Contractual Dispute	Contractual Dispute	[4]	Contractual Dispute	[4]
Status	Case applying for preservation	Case applying for preservation	[4]	Case applying for preservation	[4]
Recorded in Account Payable			[4]
Recorded in Accrued legal expenses	$ 805,428	$ 790,454	[4]
Status of Subsequent Updates to the Filing Date	No change	No change	[4]	No change	[4]
Name of the Court	Guiyang Huaxi District People’s Court	Guiyang Huaxi District People’s Court	[4]	Guiyang Huaxi District People’s Court	[4]
Shenzhen Haoneng Technology Co Ltd [Member]
Plaintiff	Shenzhen Haoneng Technology Co., Ltd.
Defendant	Ganzhou Zhangyang,Huizhou Jingyang,
Cause of Action	Contractual Dispute
Status	Case applying for preservation
Recorded in Account Payable	$ 83,757
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date	No change
Name of the Court	Zibo Zhangdian District People’s Court Fengshui Court
Shenzhen Yanxiangda Technology Co Ltd [Member]
Plaintiff	Shenzhen Yanxiangda Technology Co., Ltd.
Defendant	Huizhou Jingyang
Cause of Action	Contractual Dispute
Status	Case applying for preservation
Recorded in Account Payable	$ 45,349
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date	No change
Name of the Court	Pingshan District Court, Shenzhen
Liu Yongjian Ltd [Member]
Plaintiff	Liu Yongjian
Defendant	Ganzhou Zhangyang
Cause of Action	Labor disputes
Status	Case applying for preservation
Recorded in Account Payable	$ 398
Recorded in Accrued legal expenses	$ 3,438
Status of Subsequent Updates to the Filing Date	No change
Name of the Court	Ganzhou Economic and Technological Development Zone Labor Arbitration Committee
Quanxing Hardware And Electrical Distribution Department [Member]
Plaintiff	Quanxing Hardware and Electrical Distribution Department
Defendant	Huizhou Jingyang
Cause of Action	Contractual Dispute
Status	Case applying for preservation
Recorded in Account Payable	$ 14,795
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date	No change
Name of the Court	Quanxing Hardware and Electrical Distribution Department
Jiangxi Guangtai Environmental Engineering Co Ltd [Member]
Plaintiff	Jiangxi Guangtai Environmental Engineering Co., Ltd.
Defendant	Ganzhou Zhangyang,Huizhou Jingyang,
Cause of Action	Contractual Dispute
Status	Case applying for preservation
Recorded in Account Payable	$ 15,224
Recorded in Accrued legal expenses	$ 1,097
Status of Subsequent Updates to the Filing Date	No change
Name of the Court	Huaxi District People’s Court, Guiyang City, Guizhou Province
Xiamen G O L D E N D R A G O N Bus Co Ltd [Member]
Plaintiff	Xiamen GOLDEN DRAGON Bus Co., Ltd.
Defendant	Ganzhou Zhangyang
Cause of Action	Contractual Dispute
Status	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 39,086

[1]	In April 2024, a customer of our company filed a lawsuit against Ganzhou Yipeng in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million,RMB 22.7 million). According to the court judgment obtained, Ganzhou Yipeng is required to return the USD$3.1 million(RMB 22.7 million) it has already received and pay liquidated damages. Based on this judgment, the company has assessed the relevant facts and legal obligations and recognized a provision of USD 0.4 million (RMB 2.6 million). As of the reporting date, the parties are still negotiating the claim, and the company is preparing for the appeal process
[2]	In December 2024, a customer of the Company filed a lawsuit against Huizhou Yipeng in Henan Province, seeking reimbursement of battery repair costs. According to the court judgment obtained, Huizhou Yipeng is required to pay the customer USD$0.4 million(RMB 3.1 million) for battery replacement and other related expenses. Based on this judgment, the Company has carefully assessed the relevant facts and legal obligations and has recognized a provision of USD$0.4 million(RMB 3.1 million) in liabilities.
[3]	In 2021, a user of the Company’s product filed a lawsuit in Xianning, Hubei Province against a Company’s customer (first defendant) and the Company (the second defendant). The Company accrued USD$1.0 million(RMB7.5 million) lawsuit compensation charge As of the date the consolidated financial statements are issued, the Company is on the going process of this appealing lawsuit
[4]	In 2022, a customer of the Company filed a lawsuit against Huizhou Yipeng and Ganzhou Yipeng in Guizhou Province, seeking payment for the costs associated with replacing a vehicle’s power battery. According to the court judgment obtained, Huizhou Yipeng and Ganzhou Yipeng must jointly pay the customer a total of USD$ 0.8 million(RMB 5.8 million) for the vehicle’s power battery replacement and related expenses. Based on this effective judgment and management’s assessment of the relevant facts and legal obligations, the Company has recognized a provision of RMB 5.8 million in its financial statements.